Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayments and Other Current Assets
Receivable from third-party payment platforms		¥ 249,549	¥ 59,137
Deposits		17,321	16,282
Prepaid expenses		35,669	21,454
Subsidy receivable		16,721	6,922
Staff advances		6,707	5,332
Receivable from travel agencies		42,231
Others		64,042	24,424
Prepayments and Other Current Assets		432,240	133,551
Allowance for doubtful accounts		(1,133)
Prepayments and Other Current Assets	$ 61,925	¥ 431,107	¥ 133,551